Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Contribution Plan [abstract]
Retirement benefit costs	$ 28.8	$ 27.0	$ 32.8